SCHEDULE II - Condensed Balance Sheets - Parent Company Only (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2021	May 03, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2006
Assets
Fixed maturities, at fair value (amortized cost: 2021, $85,811; 2020, $517,294)		$ 14,071,274		$ 12,786,380
Other assets		208,652		174,193
Total assets		28,029,871		26,898,575
Liabilities
Accounts payable, accrued expenses and other		560,561		612,069
Total liabilities		20,485,885		19,571,578
Liabilities and Equity
Common shares (par value $0.00000001; issued and outstanding: 100,000,000 shares)		0		0
Preferred shares (par value $1.00; issued and outstanding: 2021, 8,000,000 shares; 2020, 25,489,636 shares; aggregate liquidation value: 2021, $200,000; 2020, $637,241)		8,000		25,490
Additional paid-in capital		1,929,934		2,334,564
Accumulated other comprehensive loss		(29,706)		(96,005)
Retained earnings		5,635,758		5,062,948
Total shareholders’ equity		7,543,986		7,326,997		$ 7,270,169
Total liabilities and shareholders’ equity		28,029,871		26,898,575
Other information
Amortized cost of trading securities, debt		$ 14,181,310		$ 12,341,937
Common shares, par value		$ 0.00000001		$ 0.00000001
Common shares, shares issued		100,000,000		100,000,000
Preferred shares, par value per share		$ 1.00		$ 1.00
Preferred shares, shares issued		8,000,000		25,489,636
Preferred shares, shares outstanding		8,000,000		25,489,636
Aggregate liquidation preference		$ 200,000	$ 637,000	$ 637,241
Junior Subordinated Debt [Member] | Notes Issued By PartnerRe Finance II Inc
Other information
Commitment		62,484		62,000				$ 250,000
Junior Subordinated Debt [Member] | Notes Issued By PartnerRe Finance B LLC
Other information
Stated interest rate of debt instrument					4.50%
Commitment					$ 500,000
Parent Company
Assets
Fixed maturities, at fair value (amortized cost: 2021, $85,811; 2020, $517,294)		85,111		519,967
Cash and cash equivalents		1,988		10,020		$ 4,512	$ 1,081
Investment in subsidiaries		9,757,268		9,291,985
Intercompany loans and balances receivable		24,834		21,559
Other assets		19,906		11,443
Total assets		9,889,107		9,854,974
Liabilities
Intercompany loans and balances payable	[1]	2,297,350		2,490,500
Accounts payable, accrued expenses and other		47,771		37,477
Total liabilities		2,345,121		2,527,977
Liabilities and Equity
Common shares (par value $0.00000001; issued and outstanding: 100,000,000 shares)		0		0
Preferred shares (par value $1.00; issued and outstanding: 2021, 8,000,000 shares; 2020, 25,489,636 shares; aggregate liquidation value: 2021, $200,000; 2020, $637,241)		8,000		25,490
Additional paid-in capital		1,929,934		2,334,564
Accumulated other comprehensive loss		(29,706)		(96,005)
Retained earnings		5,635,758		5,062,948
Total shareholders’ equity		7,543,986		7,326,997
Total liabilities and shareholders’ equity		9,889,107		9,854,974
Other information
Amortized cost of trading securities, debt		$ 85,811		$ 517,294
Common shares, par value		$ 0.00000001		$ 0.00000001
Common shares, shares issued		100,000,000		100,000,000
Preferred shares, par value per share		$ 1.00		$ 1.00
Preferred shares, shares issued		8,000,000		25,489,636
Preferred shares, shares outstanding		8,000,000		25,489,636
Aggregate liquidation preference		$ 200,000		$ 637,241
Subsidiary Issuer | Junior Subordinated Debt [Member] | Notes Issued By PartnerRe Finance II Inc
Other information
Stated interest rate of debt instrument		6.44%
Aggregate principal amount of guarantee obligations		$ 62,000
Subsidiary Issuer | Junior Subordinated Debt [Member] | Notes Issued By PartnerRe Finance B LLC
Other information
Stated interest rate of debt instrument		4.50%
Commitment		$ 500,000
Subsidiary Issuer | PartnerRe Finance B LLC
Other information
Percentage ownership		100.00%
Subsidiary Issuer | PartnerRe Finance B LLC | Senior Notes | 3.7% notes maturing 2029 Issued By PartnerRe Finance B LLC
Other information
Stated interest rate of debt instrument		3.70%
Subsidiary Issuer | PartnerRe Finance Ireland DAC
Other information
Percentage ownership		100.00%
Subsidiary Issuer | PartnerRe Finance Ireland DAC | Senior Notes | 2016 Euro Senior Notes
Other information
Stated interest rate of debt instrument		1.25%
Subsidiary Issuer | PartnerRe Finance II Inc
Other information
Percentage ownership		100.00%

[1]	The parent has fully and unconditionally guaranteed all obligations of PartnerRe Finance B LLC and PartnerRe Finance Ireland DAC, a direct 100% owned subsidiary of the parent, related to the issuance of the 3.700% senior notes and 1.250% senior notes, respectively. The parent’s obligations under these guarantees are senior and unsecured and rank equally with all other senior unsecured indebtedness of the parent.The parent has also fully and unconditionally guaranteed all obligations of PartnerRe Finance II Inc. and PartnerRe Finance B LLC, both indirect 100% owned finance subsidiaries of the parent, related to the remaining $62 million aggregate principal amount of 6.440% Fixed-to-Floating Rate junior subordinated CENts and $500 million aggregate principal amount of 4.500% Fixed-Rate Reset junior subordinated notes, respectively. The parent’s obligations under these guarantees are unsecured junior subordinated obligations and rank junior in right of payment to all of the parent's outstanding and future senior indebtedness, and equally in right of payment with all outstanding and future unsecured indebtedness that is by its terms equal in right of payment to the junior subordinated notes.